Bonds, notes and other obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Summary of Bonds, Notes and Other Obligations
(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2019	2018
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Second (B series) (**)	Interbank	9.50%	Semi-annually	2023	US$30,000	—	94,086
Third (A series)	Interbank	3.5% + VAC (*)	Semi-annually	2023	S/110,000	91,000	70,000
Fifth (A series)	Interbank	8.50%	Semi-annually	July 2019	S/3,300	—	3,300
Sixth (A series)	Interbank	8.16%	Semi-annually	July 2019	US$15,110	—	50,966
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	136,908	137,130
Second, first tranch (**)	Interseguro	6.97%	Semi-annually	2024	US$35,000	—	118,055
Second, second tranch (**)	Interseguro	6.00%	Semi-annually	2024	US$15,000	—	50,594

						227,908	524,131

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,827	149,776
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	165,426	168,312

						315,253	318,088

Subordinated bonds – third program (b)
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	66,280	—
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	66,280	—

						132,560	—

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	—
Negotiable certificates of deposit – first program -
First (A series)	Interbank	4.28%	Annually	2020	S/150,000	148,603	—

Total local issuances						974,324	842,219

International issuances
Subordinated bonds (c)	Interbank	6.625%	Semi-annually	2029	US$300,000	990,216	1,006,875
Junior subordinated notes (d)	Interbank	8.500%	Semi-annually	2070	US$200,000	660,992	671,546
Senior bonds (e)	IFS	4.125%	Semi-annually	2027	US$300,000	969,794	993,241
Corporate bonds (g)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,549,877	1,558,979
Corporate bonds (h)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,185	—
Corporate bonds (i)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,313,259	—
Senior bonds – First and second issuance (f)	Interbank	5.750%	Semi-annually	2020	US$650,000	—	1,309,248

Total international issuances						5,795,323	5,539,889

Total local and international issuances						6,769,647	6,382,108

Interest payable						120,643	114,670

Total						6,890,290	6,496,778

(*)	The Spanish term “Valor de actualización constante“ is referred to amounts in Soles indexed by inflation.
(**)	In July 2019, Interbank early redeemed the entirety of these subordinated bonds. Also, in February 2019, Interseguro executed the early amortization of said instruments.

Summary of Repayment Schedule of Bonds, Notes and Other Obligations
(k)	As of December 31, 2019 and 2018, the repayment schedule of these obligations is as follows:

Year	2019	2018
	S/(000)	S/(000)
2019	—	132,512
2020	235,128	1,309,248
2021	—	—
2022	136,908	137,900
2023 onwards	6,518,254	4,917,118

Total	6,890,290	6,496,778